Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Restricted deposits	$ 150	$ 150
Discount rate	30.00%	28.00%	25.00%
Description of grants	Grants in the amount of $871, $2,425 and $2,948 were approved during 2019, 2018 and 2017, respectively. Grant receivable amounted to $7 and $0 as of December 31, 2019 and 2018, respectively, and is included in prepaid expenses and other current assets on the statements of financial position.
Right-of-use assets	$ 5,133
Additional lease liabilities	6,795
Prepaid expenses and other current assets	1,306	1,502	$ 2,539
Accrued expenses and other payables	$ 4,918	$ 1,832	$ 669